Principal Accounting Policies adoption of ASC 606 on our consolidated statements of operations (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares
Packaged tours	¥ 1,830,630	$ 266,254	¥ 1,589,353	¥ 10,147,148
Others	2,240,149	325,816	2,192,100	10,530,941
Total revenues	2,240,149	325,816	2,192,100	10,548,248
Net revenues	2,240,149	325,816	2,192,100	10,530,941
Cost of revenues	(1,065,022)	(154,901)	(1,024,206)	(9,891,736)
Gross profit	1,175,127	170,915	1,167,894	639,205
Sales and marketing	(778,126)	(113,174)	(894,148)	(1,900,397)
Total operating expenses	(1,524,121)	(221,674)	(2,051,320)	(3,138,266)
Loss from operations	(348,994)	(50,759)	(883,426)	(2,499,061)
Loss before income tax expense	(199,218)	(28,975)	(755,691)	(2,424,043)
Net loss	(199,371)	(28,997)	(771,316)	(2,422,332)
Net loss attributable to noncontrolling interests	(14,037)	(2,042)	(4,934)	(15,104)
Net loss attributable to Tuniu Corporation	(185,512)	(26,981)	(767,304)	(2,407,194)
Net loss attributable to ordinary shareholders	(187,934)	(27,333)	(773,029)	(2,407,300)
Net loss	(199,371)	(28,997)	(771,316)	(2,422,332)
Comprehensive loss	(187,678)	(27,296)	(899,855)	(2,188,432)
Comprehensive loss attributable to noncontrolling interests	(14,037)	(2,042)	(4,934)	(15,104)
Comprehensive loss attributable to Tuniu Corporation	¥ (173,819)	$ (25,280)	¥ (895,843)	¥ (2,173,294)
Net loss per share-basic and diluted | (per share)	¥ (0.50)	$ (0.07)	¥ (2.04)	¥ (6.45)
Product and Service, Other [Member]
Others				¥ 401,100
Net revenues				401,100
Service [Member]
Cost of revenues				(9,891,736)
Previously Reported [Member]
Packaged tours				10,179,977
Others				10,548,273
Total revenues				10,565,580
Net revenues				10,548,273
Gross profit				626,969
Sales and marketing				(1,908,424)
Total operating expenses				(3,146,293)
Loss from operations				(2,519,324)
Loss before income tax expense				(2,444,306)
Net loss				(2,442,595)
Net loss attributable to noncontrolling interests				(15,470)
Net loss attributable to Tuniu Corporation				(2,427,091)
Net loss attributable to ordinary shareholders				(2,427,197)
Net loss				(2,442,595)
Comprehensive loss				(2,208,695)
Comprehensive loss attributable to noncontrolling interests				(15,470)
Comprehensive loss attributable to Tuniu Corporation				¥ (2,193,191)
Net loss per share-basic and diluted | ¥ / shares				¥ (6.50)
Previously Reported [Member] | Product and Service, Other [Member]
Others				¥ 385,603
Net revenues				385,603
Previously Reported [Member] | Service [Member]
Cost of revenues				(9,921,304)
Restatement Adjustment [Member]
Packaged tours				(32,829)
Others				(17,332)
Total revenues				(17,332)
Net revenues				(17,332)
Gross profit				12,236
Sales and marketing				8,027
Total operating expenses				8,027
Loss from operations				20,263
Loss before income tax expense				20,263
Net loss				20,263
Net loss attributable to noncontrolling interests				366
Net loss attributable to Tuniu Corporation				19,897
Net loss attributable to ordinary shareholders				19,897
Net loss				20,263
Comprehensive loss				20,263
Comprehensive loss attributable to noncontrolling interests				366
Comprehensive loss attributable to Tuniu Corporation				¥ 19,897
Net loss per share-basic and diluted | ¥ / shares				¥ 0.05
Restatement Adjustment [Member] | Product and Service, Other [Member]
Others				¥ 15,497
Net revenues				15,497
Restatement Adjustment [Member] | Service [Member]
Cost of revenues				¥ 29,568